Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Borrowings
Borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	December 31, 2020	December 31, 2021
			RMB	RMB	RMB
Short-term borrowings:
Bank of Jiangsu Co., Ltd (Beijing Branch)*	4.05%	April 2021	50,000	50,000	—
SPD Silicon Valley Bank**	3.55%	April 2021	80,000	80,000	—

Total short-term borrowings				130,000	—

*
Loans from Bank of Jiangsu Co., Ltd (Beijing Branch) were pledged with restricted cash with balance of US$8,280 (RMB54,026) and nil as of December 31, 2020 and December 31, 2021, respectively. In April, 2021, the Company repaid the short-term borrowing from Bank of Jiangsu of RMB50,000.

**
Loan from SPD Silicon Valley Bank were pledged with restricted cash with balance of US$12,564 (RMB81,981) and nil as of December 31, 2020 and December 31, 2021, respectively. In April, 2021, the Company repaid the short-term borrowing from SPD Silicon Valley Bank of RMB80,000.